Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2021
Asset Retirement Obligation.
Schedule of reconciliation of the beginning and ending amount of asset retirement obligation

	Thousands of Yen
	2021	2020
Beginning balance	¥191,192	¥127,411
Liabilities incurred	114,946	80,056
Liabilities settled	(9,316)	(16,870)
Accretion expense	2,172	595
Ending balance	¥298,994	¥191,192